Statement of Changes in Net Assets Available for Benefits - EBP 015 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income
Net appreciation in investments	$ 468,890
Dividends and interest	11,415
Net investment income	480,305
Interest on notes receivable from participants	3,142
Contributions
Participant	97,124
Employer	72,293
Rollover	4,388
Total contributions	173,805
Expenses
Benefit payments	(363,818)
Administrative expenses	(3,944)
Total expenses	(367,762)
Change in Net Assets Available for Benefits	289,490
Net Assets Available for Benefits, Beginning of Period	2,881,742
Net Assets Available for Benefits, End of Period	$ 3,171,232